LOAN RECEIVABLE (Details Narrative) - USD ($)	Jun. 25, 2021	Dec. 31, 2020	Dec. 17, 2020
British Virgin Islands Corp [Member]
Principal amount			$ 26,500,000
Interest rate			3.00%
Loan receivable		$ 26,500,000
Cang Jin Suo Financial Service (Shenzhen) Co.,Ltd. [Member]
Loan receivable	$ 26,500,000